Long-Term Incentive Plans - Schedule of Grant Date Fair Value Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility rate	45.79%
Risk free interest rate	1.77%
Dividend yield	0.00%